Gabriella Saenz

Counsel

720 E. Wisconsin Avenue

Milwaukee, WI 53202-4797 414-665-8704 office gabriellasaenz@northwesternmutual.com

May 4, 2020

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re: NML Variable Annuity Account B

Post-Effective Amendment No. 90 to

Form N-4 Registration Statement ("Registration Statement")

File No. 002-29240 and 811-01668

EDGAR CIK: 0000072176

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and the Statement of Additional Information dated May 1, 2020 for the above- referenced entity do not differ from that contained in the Post-Effective Amendment No. 90 (the "Amendment") to the Registration Statement on Form N-4. The Registration Statement was filed electronically with the Securities and Exchange Commission with a filing date of April 29, 2020.

This filing is being effected by direct transmission to the Commission's EDGAR System.

.

Very truly yours,

/s/ GABRIELLA SAENZ

Gabriella Saenz

Counsel